Fair Value Measurements - Additional Information (Detail) (Series A Preferred Stock [Member], USD $)	Mar. 31, 2014	Jan. 31, 2014	Dec. 31, 2013
Series A Preferred Stock [Member]
Fair Value Disclosure [Line Items]
Debt instrument convertible threshold stock price	$ 1.00		$ 1.00
Class of Warrant or Right, Exercise Price of Warrants or Rights		4.30
Purchase of warrants to common stock		$ 168,607